Intangible Assets - Summary of Intangible Assets (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Intangible Assets [Line Items]
Beginning balance	$ 138
Ending balance	157	$ 138
Gross carrying amount [Member]
Disclosure Of Intangible Assets [Line Items]
Beginning balance	526	510
Addition	67	10
Disposals		(18)
Exchange difference	(7)	24
Ending balance	586	526
Accumulated depreciation [Member]
Disclosure Of Intangible Assets [Line Items]
Beginning balance	(388)	(337)
Amortization	(44)	(49)
Disposals		18
Exchange difference	3	(20)
Ending balance	$ (429)	$ (388)